NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES (Detail) - Schedule of Income Per Share (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 29, 2012		Dec. 31, 2011
Net income (in Dollars)	$ 5,871		$ 3,550
Weighted average common shares outstanding	5,174		4,959
Basic income per common share (in Dollars per share)	$ 1.13		$ 0.72
Diluted:
Weighted average common shares outstanding	5,174		4,959
Dilutive effect of stock options (in Dollars)	$ 472		$ 278
Weighted average common shares diluted	5,646		5,237
Diluted income per share (in Dollars per share)	$ 1.04		$ 0.68
Anti–dilutive options excluded (1)	12	[1]	168	[1]

[1]	Anti-dilutive because exercise price exceeds average trading price for the period.